Insurance Revenue - Summary of Amounts Related to Changes in Liability for Remaining Coverage (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	€ 10,386	€ 11,251	[1]
Insurance contracts issued [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	10,322	11,178
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	8,383	9,092
Earnings released from contractual service margin	952	1,029
Release of risk adjustment for non-financial risk	340	320
Allocated portion of consideration that relates to recovery acquisition costs	558	545
Other	(39)	(42)
Insurance revenue	10,195	10,944
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	127	233
Insurance contracts with DPF [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	64	74
Insurance contracts with DPF [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	32	49
Earnings released from contractual service margin	17	11
Release of risk adjustment for non-financial risk	15	14
Allocated portion of consideration that relates to recovery acquisition costs	0
Other	0
Insurance revenue	64	74
Insurance contracts with DPF [member] | Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	€ 0

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.